Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets1 [Abstract]
Schedule of Other Assets

	2017	2016
	$	$

Debt service reserve account (Note 10)	12,918	5,235
Low-grade stockpile	11,727	6,909
Loan receivable, including accrued interest	7,718	7,181
Derivative instruments at fair value (Note 14)	2,768	1,585
Reclamation deposits	2,353	2,177
Other	2,364	3,847
	39,848	26,934